Deferred Revenue and Income - Schedule of Deferred Revenue and Income (Parenthetical) (Detail) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Deferred Revenue Arrangement [Line Items]
Reimbursement received from depository	$ 1,200,000	$ 1,158,000
Deferred income withholding tax	300,000
Deferred income amortized depositary service period	5 years
Deferred revenue and income, non-current	7,294,000	7,294,000	9,190,000
Membership subscription revenues [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, non-current	1,121,000	1,121,000	2,610,000
Government grants [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, non-current	5,331,000	5,331,000	6,580,000
Reimbursement from the depository [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, non-current	$ 842,000	$ 842,000